UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04060

Cash Accumulation Trust

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Jonathan D. Shain

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year end: 9/30/2004

Date of reporting period: 3/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

MARCH 31, 2004

CASH ACCUMULATION TRUST/

LIQUID ASSETS FUND

FUND TYPE

Money market

OBJECTIVE

Current income to the extent consistent with preservation of capital and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change therafter.

Dear Shareholder,

May 18, 2004

As the U.S. stock market slowed in 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and the potential for rising interest rates in the United States, we can understand why some investors may want to remain cautious. A broadly diversified asset allocation strategy can help protect you against inflation and increase your chances of participating in economic growth. As part of such a strategy, holding a cash reserve in a money market fund can help you meet short-term obligations or deal with emergencies without having to liquidate longer-term assets at what may be an inappropriate time.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. Your financial professional can help you choose the appropriate funds to implement your strategy.

Sincerely,

Judy A. Rice, President

Cash Accumulation Trust/Liquid Assets Fund

Cash Accumulation Trust/Liquid Assets Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Liquid Assets Fund (the Fund) is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance is not indicative of future results. Current performance may be lower or higher than the past performance quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Fund Facts as of 3/31/04
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Liquid Assets Fund	0.90%	$1.00	67 Days	$483.8

iMoneyNet, Inc. Prime Retail Universe Average*	0.37%	N/A	57 Days	N/A

*iMoneyNet,	Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of March 30, 2004, the closest date to the end of the Fund’s current reporting period.

Money Market Fund Yield Comparison

2

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance is not indicative of future results. Current performance may be lower or higher than the past performance quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Past performance is not indicative of future results. The graphs portray weekly 7-day current yields and weekly WAMs respectively for the Cash Accumulation Trust/Liquid Assets Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from September 30, 2003 to March 30, 2004, the closest dates to the beginning and end of the Fund’s current reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of March 31, 2004.

Cash Accumulation Trust/Liquid Assets Fund	3

This Page Intentionally Left Blank

Portfolio of Investments

MARCH 31, 2004	SEMIANNUAL REPORT

Cash Accumulation Trust

Liquid Assets Fund

Portfolio of Investments

as of March 31, 2004 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit—Canadian 0.8%

	Royal Bank of Canada, MTN
$4,000	1.0725%, 4/12/04(a)	$4,000,000

Certificates of Deposit—Yankee 4.1%

	Credit Suisse First Boston
20,000	1.03%, 5/10/04	19,977,683

Commercial Paper 51.0%

	Amsterdam Funding Corp.
5,000	1.04%, 5/5/04	4,995,089
	ANZ (Delaware), Inc.
2,200	1.04%, 6/3/04	2,195,996
	Banque Et Caisse D’Epargne
3,000	1.09%, 7/6/04	2,991,280
	Barton Capital Corp.
12,000	1.03%, 5/10/04	11,986,610
	Ciesco LP
10,000	1.03%, 5/17/04	9,986,839
	CXC LLC
16,100	1.03%, 5/25/04	16,075,125
	Danske Corp.
1,100	1.03%, 5/10/04	1,098,773
3,500	1.03%, 5/12/04	3,495,894
2,556	1.11%, 7/30/04	2,546,543
	Den Norske Bank ASA
5,000	1.10%, 4/22/04	4,996,792
	Edison Asset Securitization LLC
2,282	1.03%, 5/5/04	2,279,780
15,000	1.04%, 5/24/04	14,977,033
	HBOS Treasury Services PLC
4,100	1.03%, 5/4/04	4,096,129
3,450	1.03%, 5/10/04	3,446,151
2,495	1.03%, 5/17/04	2,491,716
3,900	1.09%, 8/11/04	3,884,413
	Long Lane Master Trust IV
15,000	1.04%, 4/13/04	14,994,800
6,000	1.04%, 4/22/04	5,996,360
	Nationwide Building Society
1,250	1.05%, 5/6/04	1,248,724
	Nyala Funding LLC
1,500	1.09%, 5/18/04	1,497,865

See Notes to Financial Statements.

6

Principal Amount (000)	Description	Value (Note 1)

	Old Line Funding Corp.
$14,500	1.03%, 5/7/04	$14,485,065
	Park Granada LLC
8,168	1.04%, 4/30/04	8,161,157
	PB Finance (Delaware), Inc.
13,000	1.05%, 4/26/04	12,990,521
8,000	1.05%, 5/12/04	7,990,433
	Royal Bank of Scotland PLC
8,400	1.03%, 5/10/04	8,390,627
	Santander Central Hispano Finance, Inc.
18,000	1.07%, 9/8/04	17,914,400
	Sheffield Receivables Corp.
13,000	1.04%, 4/30/04	12,989,109
	Societe Generale North America
1,000	1.03%, 5/4/04	999,056
	Thunder Bay Funding, Inc.
10,000	1.03%, 4/16/04	9,995,708
	Tulip Funding Corp.
7,000	1.07%, 5/25/04	6,988,765
7,000	1.04%, 5/26/04	6,988,878
	UBS Finance (Delaware) LLC
7,400	1.04%, 6/7/04	7,385,677
4,950	1.04%, 6/10/04	4,939,990
	Westpac Trust Securities Ltd.
1,400	1.09%, 4/8/04	1,399,703
5,500	1.03%, 5/5/04	5,494,650
4,000	1.03%, 5/20/04	3,994,392

		246,390,043

Other Corporate Obligations 20.4%

	American Express Credit Corp., MTN
3,000	1.15%, 4/5/04(a)	3,000,000
	Associates Corp. North America
4,000	5.80%, 4/20/04	4,009,967
	Bank One Corp., MTN
2,250	1.30%, 5/12/04(a)	2,250,456
	General Electric Capital Assurance Co.
4,000	1.17%, 4/22/04(a)(c) (cost $4,000,000; purchased 7/17/03)	4,000,000
	General Electric Capital Corp.
6,000	1.18%, 4/9/04(a)	6,000,000
6,000	1.17%, 4/19/04, MTN(a)	6,000,000
4,000	5.375%, 4/23/04, MTN	4,010,406

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	7

Portfolio of Investments

as of March 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	Goldman Sachs Group, Inc., MTN
$17,000	1.26%, 6/15/04(a)	$17,000,000
	McDonald’s Corp., MTN
2,625	5.15%, 7/1/04	2,650,401
	Merrill Lynch & Co., Inc., MTN
10,000	1.215%, 4/12/04(a)	10,000,000
2,000	5.46%, 5/7/04	2,008,280
6,750	5.35%, 6/15/04	6,808,082
1,000	7.15%, 9/15/04	1,025,648
	Metropolitan Life Insurance Co.
3,000	1.265%, 4/1/04(a)(c) (cost $3,000,000; purchased 10/01/03)	3,000,000
	Morgan Stanley, MTN
9,000	1.21%, 4/15/04(a)	9,000,000
	Pacific Life Insurance
2,000	1.23%, 6/16/04(a)(c) (cost $2,000,000; purchased 12/15/03)	2,000,000
	Salomon Smith Barney Holdings, MTN
7,000	5.18%, 8/2/04	7,095,459
	Travelers Insurance Co.
2,000	1.22%, 4/8/04(a)(c) (cost $2,000,000; purchased 6/30/03)	2,000,000
	Wal-Mart Stores, Inc.
6,550	7.50%, 5/15/04	6,598,907

		98,457,606

U.S. Government Agency 12.3%

	Federal Home Loan Bank
2,500	4.875%, 4/16/04	2,503,729
2,725	5.44%, 4/19/04	2,730,728
460	3.375%, 5/14/04	461,127
1,450	3.375%, 6/15/04	1,456,358
4,750	1.11%, 8/4/04(d)	4,731,858
9,000	1.45%, 3/11/05	9,000,000
	Federal Home Loan Mortgage Corp.
2,750	3.25%, 5/20/04, MTN	2,757,134
4,150	6.485%, 6/24/04	4,198,742
9,000	1.52%, 12/24/04, MTN	9,000,000
	Federal National Mortgage Association
850	3.00%, 6/15/04	852,979
13,000	1.11%, 8/9/04(d)	12,948,361
9,000	1.40%, 3/29/05, MTN	9,000,000

		59,641,016

See Notes to Financial Statements.

8

Principal Amount (000)	Description	Value (Note 1)
Repurchase Agreement 3.2%

	Joint Repurchase Agreement Account, 1.08%, 4/1/04
$15,635	(Note 4)	$15,635,000

	Total Investments 91.8% (amortized cost $444,101,348)(b)	444,101,348
	Other assets in excess of liabilities 8.2%	39,659,997

	Net Assets 100%	$483,761,345

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(b)	Federal income tax basis is the same as for financial reporting purposes.
(c)	Funding agreement, illiquid and restricted as to resale; the aggregate cost of such securities is $11,000,000. The aggregate value of $11,000,000 is approximately 2.3% of net assets.
(d)	Rate quoted represents yield-to-maturity as of purchase date.

MTN—Medium Term Note.

The industry classification of portfolio holdings and assets in excess of other liabilities shown as a percentage of net assets as of March 31, 2004 was as follows:

Asset Backed Securities	24.8%
Commercial Banks	22.3
Federal Credit Agencies	12.3
Security Brokers & Dealers	10.9
Financial Services	5.6
Courier Services	4.3
Short-Term Business Credit	3.3
Repurchase Agreement	3.2
Insurance	2.6
Retail Discount Stores	1.4
Retail Restaurants	0.6
Bank Holding Companies	0.5

91.8
Other assets in excess of liabilities	8.2

100.0%

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	9

Statement of Assets and Liabilities

as of March 31, 2004 (Unaudited)

Assets

Investments, at amortized cost which approximates market value	$444,101,348
Cash	806
Receivable for Fund shares sold	53,230,459
Interest receivable	1,013,633
Prepaid expenses	2,768

Total assets	498,349,014

Liabilities

Payable for Fund shares reacquired	14,334,385
Accrued expenses	149,215
Dividends payable	87,030
Management fee payable	17,039

Total liabilities	14,587,669

Net Assets	$483,761,345

Net assets were comprised of:
Shares of beneficial interest, at $.00001 par value	$4,838
Paid-in capital in excess of par	483,756,507

Net assets, March 31, 2004	$483,761,345

Net asset value, offering price and redemption price per share ($483,761,345 ÷ 483,761,345 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

10

Statement of Operations

Six Months Ended March 31, 2004 (Unaudited)

Net Investment Income

Income
Interest	$2,382,830

Expenses
Management fee	134,416
Transfer agent’s fees and expenses	197,000
Registration fees	96,000
Custodian’s fees and expenses	56,000
Reports to shareholders	18,000
Legal fees and expenses	16,000
Audit fee	14,000
Trustees’ fees	8,000
Miscellaneous	6,310

Total expenses	545,726

Net investment income	1,837,104

Realized Gain On Investments

Net realized gain on investments transactions	905

Net Increase In Net Assets Resulting From Operations	$1,838,009

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	11

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2004	Year Ended September 30, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$1,837,104	$4,926,347
Net realized gain on investment transactions	905	5,601

Net increase in net assets resulting from operations	1,838,009	4,931,948

Dividends and distributions (Note 1)	(1,838,009)	(4,931,948)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	2,017,929,621	3,390,187,342
Net asset value of shares issued in reinvestment of dividends and distributions	1,801,100	4,931,327
Cost of shares reacquired	(1,955,143,456)	(3,487,962,007)

Net increase (decrease) in net assets from Fund share transactions	64,587,265	(92,843,338)

Total increase (decrease)	64,587,265	(92,843,338)

Net Assets

Beginning of period	419,174,080	512,017,418

End of period	$483,761,345	$419,174,080

See Notes to Financial Statements.

12

Notes to Financial Statements

(Unaudited)

Cash Accumulation Trust (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series—the National Money Market Fund and the Liquid Assets Fund (the “Fund”). These financial statements relate to the Liquid Assets Fund. The Financial Statements of the other series is not presented herein. The Fund commenced investment operations on December 22, 1997. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

The Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the

Cash Accumulation Trust/Liquid Assets Fund	13

Notes to Financial Statements

(Unaudited) Cont’d

collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at a fund level.

Federal Income Taxes: For federal income tax purposes, each fund in the Trust is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

14

Under the management agreement, PI is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund, up to a maximum of .39% of the average daily net assets. For the six months ended March 31, 2004, the annualized management costs were .07% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Fund. No distribution or service fees are paid to PIMS as distributor of the Fund.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. During the six months ended March 31, 2004, the Fund incurred fees of approximately $184,300 for the services of PMFS. As of March 31, 2004, $31,500 of such fees were due to PMFS. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

Note 4. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of March 31, 2004, the Fund had a 2.54% undivided interest in the joint account. The undivided interest for the Fund represents $15,635,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

Bear Stearns, 1.08% in the principal amount of $15,050,000, repurchase price $15,050,452, dated 3/31/04 due 4/1/04. The value of the collateral including accrued interest was $15,353,425.

Goldman Sachs & Co., 1.08% in the principal amount of $200,000,000, repurchase price $200,006,000, dated 3/31/04 due 4/1/04. The value of the collateral including accrued interest was $204,000,000.

Cash Accumulation Trust/Liquid Assets Fund	15

Notes to Financial Statements

Cont’d

Greenwich Capital Markets, 1.08% in the principal amount of $200,000,000, repurchase price $200,006,000, dated 3/31/04 due 4/1/04. The value of the collateral including accrued interest was $204,001,795.

UBS Warburg LLC, 1.08% in the principal amount of $200,000,000, repurchase price $200,006,000, dated 3/31/04 due 4/1/04. The value of the collateral including accrued interest was $204,001,144.

Note 5. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended September 30, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

16

Financial Highlights

MARCH 31, 2004	SEMIANNUAL REPORT

Cash Accumulation Trust

Liquid Assets Fund

Financial Highlights

(Unaudited)

	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	—	(c)
Dividends and distributions to shareholders	—	(c)

Net asset value, end of period	$1.00

Total Return(a)	.45%
Ratios/Supplemental Data:
Net assets, end of period (000)	$483,761
Average net assets (000)	$407,085
Ratios to average net assets:
Expenses	.27	%(b)
Net investment income	.90	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.
(c)	Less than $.005 per share.

See Notes to Financial Statements.

18

Year Ended September 30,

2003	2002	2001	2000	1999

$1.00	$1.00	$1.00	$1.00	$1.00

.01	.02	.05	.06	.05
(.01)	(.02)	(.05)	(.06)	(.05)

$1.00	$1.00	$1.00	$1.00	$1.00

1.14%	2.04%	5.33%	6.15%	5.05%

$419,174	$512,017	$556,572	$488,807	$394,612
$434,433	$508,258	$486,816	$417,161	$386,144

.28%	.23%	.21%	.24%	.27%
1.13%	1.99%	5.16%	6.03%	4.94%

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	19

■ MAIL	■ TELEPHONE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102-4077	(800) 225-1852

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Jonathan D. Shain, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Cash Accumulation Trust/Liquid Assets Fund
NASDAQ	PLQXX

CUSIP	147541502

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Cash Accumulation Trust/Liquid Assets Fund
NASDAQ	PLQXX

CUSIP	147541502

MF175E2    IFS-A091960    Ed. 05/2004

SEMIANNUAL REPORT

MARCH 31, 2004

CASH ACCUMULATION TRUST/

NATIONAL MONEY MARKET FUND

FUND TYPE

Money market

OBJECTIVE

Current income to the extent consistent with preservation of capital and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

May 18, 2004

As the U.S. stock market slowed in 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and the potential for rising interest rates in the United States, we can understand why some investors may want to remain cautious. A broadly diversified asset allocation strategy can help protect you against inflation and increase your chances of participating in economic growth. As part of such a strategy, holding a cash reserve in a money market fund can help you meet short-term obligations or deal with emergencies without having to liquidate longer-term assets at what may be an inappropriate time.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. Your financial professional can help you choose the appropriate funds to implement your strategy.

Sincerely,

Judy A. Rice, President

Cash Accumulation Trust/National Money Market Fund

Cash Accumulation Trust/National Money Market Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the National Money Market Fund (the Fund) is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance is not indicative of future results. Current performance may be lower or higher than the past performance quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Fund Facts as of 3/31/04
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
National Money Market Fund	0.49%	$1.00	66 Days	$381.2

iMoneyNet, Inc. Prime Retail Universe Average*	0.37%	N/A	57 Days	N/A

*	iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of March 30, 2004, the closest date to the end of the Fund’s current reporting period.

Money Market Fund Yield Comparison

2

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance is not indicative of future results. Current performance may be lower or higher than the past performance quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Past performance is not indicative of future results. The graphs portray weekly 7-day current yields and weekly WAMs respectively for the Cash Accumulation Trust/National Money Market Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from September 30, 2003 to March 30, 2004, the closest dates to the beginning and end of the Fund’s current reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of March 31, 2004.

Cash Accumulation Trust/National Money Market Fund	3

This Page Intentionally Left Blank

Portfolio of Investments

as of March 31, 2004 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Bank Notes 3.1%

$4,000	American Express Centurion Bank 1.06%, 4/29/04(a)	$3,999,970
8,000	National City Bank 1.19%, 4/12/04(a)	8,002,527

		12,002,497

Certificates of Deposit—Yankee 16.3%

10,000	Banco Bilbao Vizcaya Argentaria 1.05%, 4/8/04(a)	9,999,989
3,000	BNP Paribas SA 1.15%, 7/22/04	2,999,908
18,000	Canadian Imperial Bank of Commerce 1.04%, 6/7/04	18,000,000
5,000	Danske Corp. 1.29%, 10/18/04	4,999,726
7,000	HSH Nordbank AG 1.03125%, 4/1/04(a)	6,998,705
4,000	Royal Bank of Scotland 1.35%, 4/19/04	4,000,000
10,000	Societe Generale North America 1.0275%, 4/13/04(a)	9,997,557
5,000	Unicredito Italiano SpA 1.08%, 4/5/04	5,000,000

		61,995,885

Commercial Paper 47.0%

4,000	Amsterdam Funding Corp. 1.04%, 4/15/04	3,998,382
15,000	1.04%, 5/5/04	14,985,267
5,932	Banque Et Caisse D’Epargne 1.085%, 7/9/04	5,914,300
6,413	Caisse Nationale Des Caisses D’Epar 1.06%, 4/13/04	6,410,734
11,213	Daimlerchrysler Revolving Auto 1.035%, 4/21/04	11,206,553
6,460	1.04%, 4/28/04	6,454,961
13,947	Edison Asset Securitization LLC 1.04%, 5/24/04	13,925,646
1,461	HBOS Treasury Services PLC 1.05%, 6/4/04	1,458,273
	Long Lane Master Trust IV
12,000	1.04%, 4/22/04	11,992,720
6,952	1.05%, 4/30/04	6,946,120

See Notes to Financial Statements

Cash Accumulation Trust/National Money Market Fund	5

Portfolio of Investments

as of March 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$4,800	Nordeutsche Landesbank 1.04%, 5/20/04	$4,793,205
5,000	1.04%, 6/11/04	4,989,745
1,100	Nyala Funding LLC 1.09%, 5/18/04	1,098,435
6,000	Old Line Funding Corp. 1.04%, 5/14/04	5,992,547
4,297	Park Granada LLC 1.08%, 5/10/04	4,291,972
10,000	1.07%, 7/15/04	9,968,792
16,000	PB Finance (Delaware), Inc. 1.04%, 5/11/04	15,981,511
5,000	Santander Central Hispano Finance 1.07%, 9/8/04	4,976,222
14,000	Sheffield Receivables Corp. 1.04%, 4/30/04	13,988,271
5,000	Societe Generale North America 1.045%, 5/6/04	4,994,920
10,317	Swiss Re Financial Products 1.05%, 4/19/04	10,311,583
6,417	Thunder Bay Funding, Inc. 1.03%, 4/21/04	6,413,328
8,000	Volkswagen of America 1.03%, 5/7/04	7,991,760

		179,085,247

Other Corporate Obligations 21.0%

2,000	American Express Credit Corp., MTN 1.15%, 4/5/04(a)	2,000,000
7,000	Associates Corp. N.A. 5.80%, 4/20/04	7,017,003
1,500	Bank One Corp., MTN 1.30%, 5/12/04(a)	1,500,304
	BankAmerica Corp.
1,000	1.38%, 5/3/04, MTN(a)	1,000,279
2,400	6.625%, 6/15/04	2,426,594
	Caterpillar Financial Services Corp.
1,000	1.305%, 4/2/04, MTN(a)	1,000,007
6,000	1.2525%, 4/12/04, MTN(a)	6,005,151
3,005	6.875%, 8/1/04	3,060,392
10,000	Colgate Palmolive Co., MTN 1.245%, 5/17/04(a)	10,006,646
	General Electric Capital Assurance Co.
2,000	1.17%, 4/22/04 (cost $2,000,000; purchased 7/17/03)(a)(c)	2,000,000
	General Electric Capital Corp., MTN
7,000	1.17%, 4/19/04(a)	7,000,000
1,000	7.25%, 5/3/04	1,005,348

See Notes to Financial Statements

6

Principal Amount (000)	Description	Value (Note 1)

$12,000	Goldman Sachs Group, Inc., MTN 1.26%, 6/15/04(a)	$12,000,000
8,000	Merrill Lynch & Co., Inc., MTN 1.215%, 4/12/04(a)	8,000,000
2,000	Metropolitan Life Insurance Co. 1.265%, 4/1/04 (cost $2,000,000; purchased 10/01/03)(a)(c)	2,000,000
8,000	Morgan Stanley, MTN 1.21%, 4/15/04(a)	8,000,000
2,000	Pacific Life Insurance Co. 1.23%, 6/16/04 (cost $2,000,000; purchased 12/15/03)(a)(c)	2,000,000
	Travelers Insurance Co.
2,000	1.22%, 4/8/04 (cost $2,000,000; purchased 6/30/03)(a)(c)	2,000,000
2,000	Wal-Mart Stores Inc. 7.50%, 5/15/04	2,015,510

		80,037,234

U.S. Government Agency 9.4%

	Federal Home Loan Bank
9,000	1.45%, 3/11/05	9,000,000
11,000	1.35%, 4/15/05	11,000,000
	Federal National Mortgage Association
1,706	5.625%, 5/14/04	1,714,839
1,000	0.00%, 7/1/04	997,386
1,000	6.50%, 8/15/04	1,019,512
6,000	1.43%, 11/15/04, MTN	6,000,000
6,000	1.40%, 3/29/05, MTN	6,000,000

		35,731,737

Repurchase Agreement 3.1%

11,830	Goldman Sachs & Co. 1.08%, dated 3/31/04, due 4/1/04 in the amount of $11,830,355 (cost $11,830,000; the value of the collateral including accrued interest was $12,066,600)(d)	11,830,000

	Total Investments 99.9% (amortized cost $380,682,600(b))	380,682,600
	Other assets in excess of liabilities 0.1%	487,102

	Net Assets 100%	$381,169,702

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b)	Federal income tax basis is the same as for financial reporting purposes.
(c)	Funding agreement, illiquid and restricted as to resale. The aggregate cost of such securities is $8,000,000. The aggregate value of $8,000,000 is approximately 2.1% of net assets.
(d)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.

MTN—Medium Term Note.

See Notes to Financial Statements

Cash Accumulation Trust/National Money Market Fund	7

Portfolio of Investments

as of March 31, 2004 (Unaudited) Cont’d.

The industry classification of portfolio holdings and assets in excess of other liabilities shown as a percentage of net assets as of March 31, 2004 was as follows:

Foreign Bank Agencies	25.1%
Asset-Backed Securities	23.9
Federal Credit Agencies	9.4
National Commercial Banks	8.1
Security Brokers/Dealers	7.4
Courier Services	4.2
Tri Party Repurchase Agreement	3.1
Fire, Marine, Casualty Insurance	3.0
Oil & Gas Field Service	2.7
Soap/Detergent	2.6
Life Insurance	2.1
Motor Vehicle Parts	2.1
Short Term Business Credit	2.1
Finance Lessor	1.8
Bank Holding Company	1.3
Finance Services	0.5
Variety Stores	0.5

99.9
Other assets in excess of liabilities	0.1

100%

See Notes to Financial Statements

8

Statement of Assets and Liabilities

as of March 31, 2004 (Unaudited)

Assets

Investments, at amortized cost which approximates market value	$380,682,600
Cash	619
Receivable for Fund shares sold	10,518,544
Interest receivable	685,583
Prepaid expenses	78,783

Total assets	391,966,129

Liabilities

Payable for Fund shares reacquired	10,497,407
Management fee payable	123,603
Accrued expenses	101,452
Dividends payable	42,272
Distribution fee payable	31,693

Total liabilities	10,796,427

Net Assets	$381,169,702

Net assets were comprised of:
Shares of beneficial interest at par, at $.00001 par value	$3,812
Paid-in capital in excess of par	381,165,890

Net assets, March 31, 2004	$381,169,702

Net asset value, offering price and redemption price per share ($381,169,702 ÷ 381,169,702 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements

Cash Accumulation Trust/National Money Market Fund	9

Statement of Operations

Six Months Ended March 31, 2004 (Unaudited)

Net Investment Income

Income
Interest	$1,874,911

Expenses
Management fee	619,795
Distribution fee	158,922
Transfer agent’s fees and expenses	111,000
Registration fees	76,000
Custodian’s fees and expenses	50,000
Legal fees and expenses	16,000
Reports to shareholders	14,000
Trustees’ fees	7,000
Audit fee	6,000
Miscellaneous	4,781

Total expenses	1,063,498

Net investment income	811,413

Realized Gain On Investments

Net realized gain on investment transactions	7,052

Net Increase In Net Assets Resulting From Operations	$818,465

See Notes to Financial Statements

10

Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended March 31, 2004	Year Ended September 30, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$811,413	$2,180,770
Net realized gain on investment transactions	7,052	7,492

Net increase in net assets resulting from operations	818,465	2,188,262

Dividends and distributions (Note 1)	(818,465)	(2,188,262)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	1,704,665,209	2,212,699,932
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	784,873	2,207,122
Cost of shares reacquired	(1,606,097,004)	(2,270,920,533)

Net increase (decrease) in net assets from Fund share transactions	99,353,078	(56,013,479)

Total increase (decrease)	99,353,078	(56,013,479)

Net Assets

Beginning of period	281,816,624	337,830,103

End of period	$381,169,702	$281,816,624

See Notes to Financial Statements

Cash Accumulation Trust/National Money Market Fund	11

Notes to Financial Statements

(Unaudited)

Cash Accumulation Trust (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series—the National Money Market Fund (the “Fund”) and the Liquid Assets Fund. These financial statements relate to the National Money Market Fund. The financial statements of the other series are not presented herein. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

The Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of

12

collateral is marked to market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Trust. The Trust bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .39% of the Fund’s average daily net assets up to and including $1 billion,

Cash Accumulation Trust/National Money Market Fund	13

Notes to Financial Statements

(Unaudited) Cont’d

.375% of the next $500 million, .35% of the next $500 million and .325% of the Fund’s average daily net assets in excess of $2 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s shares pursuant to the plan of distribution at an annual rate of .10 of 1% of the average daily net assets, regardless of expenses actually incurred by PIM. The distribution fees are accrued daily and payable monthly.

PI, PIM, and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. During the six months ended March 31, 2004, the Fund incurred fees of approximately $108,500 for the services of PMFS. As of March 31, 2004, approximately $18,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended September 30, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

14

Financial Highlights

MARCH 31, 2004	SEMI-ANNUAL REPORT

Cash Accumulation Trust

National Money Market Fund

Financial Highlights (Unaudited)

	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net asset value, beginning of period	$1.00

Net investment income and net realized gains	—	(c)
Dividends and distributions to shareholders	—	(c)

Net asset value, end of period	$1.00

Total Return(a):	0.25%
Ratios/Supplemental Data:
Net assets, end of period (000)	$381,170
Average net assets (000)	$317,844
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.67	%(b)
Expenses, excluding distribution and service (12b-1) fees	.57	%(b)
Net investment income	.51	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Annualized.
(c)	Less than $.005 per share.

See Notes to Financial Statements.

16

Year Ended September 30,
2003	2002	2001	2000	1999

$1.00	$1.00	$1.00	$1.00	$1.00

.01	.02	.05	.06	.05
(.01)	(.02)	(.05)	(.06)	(.05)

$1.00	$1.00	$1.00	$1.00	$1.00

0.74%	1.67%	4.9%	5.7%	4.6%

$281,817	$337,830	$395,261	$381,836	$403,566
$296,479	$350,387	$381,639	$393,073	$412,538

.69%	.65%	.64%	.68%	.68%
.59%	.55%	.54%	.58%	.58%
.74%	1.62%	4.80%	5.55%	4.56%

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	17

■ MAIL	■ TELEPHONE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Jonathan D. Shain, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Cash Accumulation Trust/National Money Market Fund
NASDAQ	NMMXX

CUSIP	147541106

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Cash Accumulation Trust/National Money Market Fund
NASDAQ	NMMXX

CUSIP	147541106

MF178E2    IFS-A091961    Ed. 05/2004

Item 2 – Code of Ethics – – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain Secretary

Date May 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date May 24, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date May 24, 2004

*	Print the name and title of each signing officer under his or her signature.